DEBT (Tables)	12 Months Ended
Dec. 31, 2013
DEBT
Schedule of debt

	Weighted Average
December 31,	Interest Rate	Maturity	2013	2012
(millions of Canadian dollars)
Liquids Pipelines
Debentures	8.2%	2024	200	200
Medium-term notes[1]	4.8%	2015-2043	2,985	2,435
Southern Lights project financing[2]	2.7%	2014	1,480	1,413
Commercial paper and credit facility draws			266	25
Other[3]			11	12
Gas Distribution
Debentures	9.9%	2024	85	85
Medium-term notes	5.3%	2014-2050	2,702	2,295
Commercial paper and credit facility draws			374	590
Sponsored Investments
Junior subordinated notes[4]	8.1%	2067	425	398
Medium-term notes	3.9%	2014-2023	1,615	1,615
Senior notes[5]	6.3%	2014-2040	4,201	4,129
Commercial paper and credit facility draws[6]			717	1,405
Corporate
United States dollar term notes[7]	4.2%	2015-2023	2,393	1,094
Medium-term notes	4.6%	2015-2042	4,518	4,268
Commercial paper and credit facility draws[8]			3,598	1,488
Other[9]			(28)	(14)
Total debt			25,542	21,438
Current maturities			(2,811)	(652)
Short-term borrowings[10]			(374)	(583)
Long-term debt			22,357	20,203

1            Included in medium-term notes is $100 million with a maturity date of 2112.

2            2013 - $352 million and US$1,061 million (2012 - $357 million and US$1,061 million).

3            Primarily capital lease obligations.

4            2013 - US$400 million (2012 - US$400 million).

5            2013 - US$3,950 million (2012 - US$4,150 million).

6            2013 - $41 million and US$635 million (2012 - $250 million and US$1,160 million).

7            2013 - US$2,250 million (2012 - US$1,100 million).

8            2013 - $2,476 million and US$1,055 million (2012 - $1,140 million and US$350 million).

9            Primarily debt discount.

10      Weighted average interest rate - 1.1% (2012 - 1.1%).

Schedule of interest expense

INTEREST EXPENSE

Year ended December 31,	2013	2012	2011
(millions of Canadian dollars)
Debentures and term notes	1,123	986	891
Commercial paper and credit facility draws	34	33	74
Southern Lights project financing	40	38	38
Capitalized	(250)	(216)	(75)
	947	841	928

Schedule of credit facilities

		December 31, 2013			December 31, 2012
	Maturity Dates[2]	Total Facilities	Draws[3]	Available	Total Facilities
(millions of Canadian dollars)
Liquids Pipelines	2015	300	266	34	300
Gas Distribution	2014-2019	713	382	331	712
Sponsored Investments	2015-2018	4,781	809	3,972	3,162
Corporate	2015-2018	11,805	3,651	8,154	9,108
		17,599	5,108	12,491	13,282
Southern Lights project financing[1]	2014-2015	1,570	1,498	72	1,484
Total credit facilities		19,169	6,606	12,563	14,766

1                  Total facilities inclusive of $63 million for debt service reserve letters of credit.

2                  Total facilities include $35 million in demand facilities with no specified maturity date.

3                  Includes facility draws, letters of credit and commercial paper issuances that are back-stopped by the credit facility.